SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
The following table summarized the Company’s share option activity during the year ended December 31, 2023, 2022, and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2020	3,827,222	$0.8	9.1	$2,905
Granted	4,208,660	13.1
Exercised	(329,054)	1.1
Forfeited	(434,923)	6.2
Balance, December 31, 2021	7,271,905	$7.4	8.9	$184,841
Granted	1,403,211	27.2
Exercised	(1,393,798)	1.1
Forfeited	(901,533)	18.0
Balance, December 31, 2022	6,379,785	$11.6	8.3	$19,895
Granted	—	—
Exercised	(914,908)	4.6
Forfeited	(1,213,889)	25.6
Balance, December 31, 2023	4,250,988	$7.2	7.2	$43,940
Vested and exercisable, December 31, 2023	2,984,461	$4.9	7.1	$37,770
The following table summarized the Company’s options to restricted shares activity during the year ended December 31, 2023, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2020	—	—	—	$—
Granted	20,430,614	19.92	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Balance, December 31, 2021	20,430,614	$19.92	9.3	$1,526
Granted	138,818	$25.80
Exercised	—	—
Forfeited	(351,492)	37.68
Balance, December 31, 2022	20,217,940	$19.68	8.2	$—
Granted	—	—
Exercised	(10,332)	15.36
Forfeited	(161,528)	36.12
Balance, December 31, 2023	20,046,080	$19.44	7.2	$—
Vested and exercisable, December 31, 2023	16,484,445	$19.20	7.2	$—

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The assumptions used to estimate the fair value of share options granted for the year ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Expected volatility	—	46.91% - 529.23%	41.12% - 48.71%
Expected term (in years)	—	5.00 - 6.19	5.00 - 6.27
Risk free interest	—	1.68% - 3.65%	0.60% - 1.39%
Dividend yield	—	0.00	0.00

Schedule of Unvested Restricted Stock Units Roll Forward
The following table summarized the Company’s RSU activity during the year ended December 31, 2023 and 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	—	$—
Granted	494,698	64.1
Vested	(10,867)	93.7
Forfeited	(4,333)	71.9
Unvested at December 31, 2022	479,498	$63.3
Granted	4,497,281	13.0
Vested	(1,189,136)	18.8
Forfeited	(753,440)	25.7
Unvested at December 31, 2023	3,034,203	$15.6

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following table presents the components and classification of share-based compensation for the year ended December 31, 2023, 2022 and 2021 (in thousands):

	2023	2022	2021
Technology, data and product development	$12,375	$81,337	$27,042
Selling and marketing	13,216	58,377	18,458
General and administrative	45,464	101,975	22,285
Total	$71,055	$241,689	$67,785